Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans - Fair Value of Pension Plan Assets by Asset Class and Input Level Table (Detail) - Investments [Member] - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	$ 1,314	$ 1,424
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	260	241
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	77	84
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1],[2]	13	13
Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments measured at net asset value	[3]	964	1,086
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		28	1
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		28	1
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	0	0
Fixed-Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		71	86
Fixed-Income [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		43	55
Fixed-Income [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		28	31
Fixed-Income [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	0	0
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		189	185
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		189	185
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	0	0
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		13	13
Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	13	13
Total change in level 3 investments attributable to the actual return on plan assets still held at the reporting period		0	3
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		49	53
Other [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Other [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		49	53
Other [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	$ 0	$ 0

[1]	Amount excludes receivables and payables, primarily related to Level 1 investments.
[2]	There were no changes in Level 3 investments for the year ended December 31, 2018. The changes in Level 3 investments of $3 million for the year ended December 31, 2017, were attributable to the actual return on plan assets still held at the reporting date.
[3]	Certain investments measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy. Amounts presented in this table are intended to reconcile the fair value hierarchy to the pension plan assets.